Repurchase of common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Sep. 30, 2020
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan				$ 30,000
Treasury stock repurchased (in shares)	2,020,053	2,020,053
Treasury stock, value	$ 15,636	$ 15,636
Repurchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Fees and commission cost of shares repurchased	$ 0.02
Weighted average price per share	$ 2.91
Treasury stock, value	$ 300
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)	0	0	98,652